PROFIT FROM ASSOCIATES	12 Months Ended
Dec. 31, 2018
PROFIT FROM ASSOCIATES [Abstract]
PROFIT FROM ASSOCIATES
11.	PROFIT FROM ASSOCIATES
	2018	2017	2016
EGS (in liquidation)	3,101	21	175
TGU	(42)	285	236
Link	15,148	21,335	4,678
Total	18,207	21,641	5,089